OTHER INFORMATION (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	Aug. 16, 2024	Aug. 14, 2024	Aug. 08, 2024	Jul. 10, 2024
Other Information
Common shares issued	2,583,914,571	736,857,044		902,247,285
Cash price per share				R$ 5.60
Acquired shares percentage	95.10%	27.10%	50.00%
Acquired unit price		R$ 5.82
Total acquired amount		R$ 4,288,508